Eaton Vance
Tax-Managed Buy-Write Income Fund
March 31, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 100.1%
Security	Shares	Value
Aerospace & Defense — 2.3%
Axon Enterprise, Inc.(1)(2)	2,131	$ 905,014
Boeing Co.(1)(2)	13,887	2,763,930
General Electric Co.	1,161	329,457
Huntington Ingalls Industries, Inc.	1,110	421,689
Northrop Grumman Corp.(2)	5,244	3,577,666
RTX Corp.(2)	7,449	1,436,912
Textron, Inc.(2)	11,648	1,019,899
		$ 10,454,567
Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.(2)	4,011	$ 666,107
		$ 666,107
Automobiles — 1.9%
Tesla, Inc.(1)(2)	23,301	$ 8,662,147
		$ 8,662,147
Banks — 4.1%
Bank of America Corp.(2)	86,352	$ 4,209,660
Fifth Third Bancorp(2)	55,713	2,588,426
JPMorgan Chase & Co.(2)	30,084	8,849,509
KeyCorp(2)	50,596	1,014,450
M&T Bank Corp.(2)	2,632	544,087
PNC Financial Services Group, Inc.(2)	9,261	1,927,122
		$ 19,133,254
Beverages — 0.8%
Coca-Cola Co.(2)	50,990	$ 3,877,789
		$ 3,877,789
Biotechnology — 2.3%
AbbVie, Inc.(2)	14,510	$ 3,155,780
Amgen, Inc.(2)	9,702	3,413,648
Gilead Sciences, Inc.(2)	24,351	3,393,799
Vertex Pharmaceuticals, Inc.(1)(2)	1,809	807,791
		$ 10,771,018
Broadline Retail — 3.9%
Amazon.com, Inc.(1)(2)	86,977	$ 18,114,700
		$ 18,114,700
Security	Shares	Value
Capital Markets — 1.7%
Cboe Global Markets, Inc.(2)	5,699	$ 1,601,818
Charles Schwab Corp.	4,491	422,064
Coinbase Global, Inc., Class A(1)	1,759	307,139
S&P Global, Inc.(2)	7,020	2,985,887
State Street Corp.(2)	20,616	2,609,161
		$ 7,926,069
Chemicals — 1.2%
AdvanSix, Inc.(2)	1,530	$ 37,332
Corteva, Inc.(2)	26,850	2,247,614
Eastman Chemical Co.(2)	4,673	356,643
Sherwin-Williams Co.(2)	8,639	2,769,231
Solstice Advanced Materials, Inc.	3,839	292,378
		$ 5,703,198
Commercial Services & Supplies — 0.2%
Waste Management, Inc.(2)	4,656	$ 1,069,902
		$ 1,069,902
Communications Equipment — 1.3%
Cisco Systems, Inc.(2)	67,328	$ 5,223,980
Lumentum Holdings, Inc.(1)(2)	1,433	1,007,055
		$ 6,231,035
Construction & Engineering — 0.5%
Quanta Services, Inc.(2)	4,232	$ 2,323,453
		$ 2,323,453
Construction Materials — 0.3%
Vulcan Materials Co.(2)	5,482	$ 1,492,749
		$ 1,492,749
Consumer Finance — 1.3%
American Express Co.(2)	11,075	$ 3,349,966
Capital One Financial Corp.(2)	13,481	2,459,339
		$ 5,809,305
Consumer Staples Distribution & Retail — 1.7%
Costco Wholesale Corp.(2)	2,627	$ 2,617,622
Dollar General Corp.(2)	14,628	1,736,782
Dollar Tree, Inc.(1)(2)	12,274	1,344,126
Walmart, Inc.(2)	17,337	2,154,642
		$ 7,853,172

Eaton Vance
Tax-Managed Buy-Write Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Containers & Packaging — 0.4%
Avery Dennison Corp.(2)	10,440	$ 1,802,779
		$ 1,802,779
Distributors — 0.2%
Genuine Parts Co.(2)	8,047	$ 850,970
		$ 850,970
Diversified Telecommunication Services — 0.5%
Comcast Corp., Class A(2)	75,262	$ 2,160,772
		$ 2,160,772
Electric Utilities — 0.4%
Pinnacle West Capital Corp.(2)	9,078	$ 914,608
Xcel Energy, Inc.(2)	12,009	953,995
		$ 1,868,603
Electrical Equipment — 1.7%
Emerson Electric Co.(2)	21,234	$ 2,782,079
GE Vernova, Inc.(2)	5,670	4,949,343
		$ 7,731,422
Entertainment — 1.5%
Netflix, Inc.(1)(2)	52,720	$ 5,069,028
Walt Disney Co.(2)	20,885	2,012,896
		$ 7,081,924
Financial Services — 4.4%
Berkshire Hathaway, Inc., Class B(1)(2)	19,893	$ 9,532,726
Fidelity National Information Services, Inc.(2)	25,140	1,179,317
Mastercard, Inc., Class A(2)	10,833	5,412,817
Visa, Inc., Class A(2)	13,804	4,172,121
		$ 20,296,981
Food Products — 0.9%
Mondelez International, Inc., Class A(2)	43,514	$ 2,508,147
Tyson Foods, Inc., Class A(2)	28,696	1,838,553
		$ 4,346,700
Ground Transportation — 0.8%
J.B. Hunt Transport Services, Inc.(2)	3,108	$ 658,585
Norfolk Southern Corp.(2)	10,573	3,034,451
		$ 3,693,036
Health Care Equipment & Supplies — 1.6%
Abbott Laboratories(2)	32,539	$ 3,340,779
Security	Shares	Value
Health Care Equipment & Supplies (continued)
GE HealthCare Technologies, Inc.	5,324	$ 378,962
Insulet Corp.(1)	3,860	809,983
Stryker Corp.(2)	9,219	3,029,271
		$ 7,558,995
Health Care Providers & Services — 1.5%
CVS Health Corp.(2)	26,251	$ 1,885,347
DaVita, Inc.(1)(2)	6,207	953,954
Humana, Inc.	4,122	714,714
UnitedHealth Group, Inc.(2)	12,816	3,467,881
		$ 7,021,896
Hotels, Restaurants & Leisure — 2.2%
Booking Holdings, Inc.(2)	681	$ 2,867,228
Chipotle Mexican Grill, Inc.(1)(2)	18,700	598,587
Marriott International, Inc., Class A(2)	5,067	1,657,264
Marriott Vacations Worldwide Corp.(2)	2,064	134,408
McDonald's Corp.(2)	13,255	4,119,521
Travel & Leisure Co.(2)	9,305	643,813
		$ 10,020,821
Household Durables — 0.3%
Lennar Corp., Class A(2)	14,423	$ 1,252,493
		$ 1,252,493
Household Products — 0.8%
Clorox Co.(2)	6,843	$ 709,140
Kimberly-Clark Corp.(2)	10,613	1,023,836
Procter & Gamble Co.(2)	13,852	2,000,783
		$ 3,733,759
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	2,974	$ 447,081
		$ 447,081
Industrial Conglomerates — 0.7%
Honeywell International, Inc.(2)	15,358	$ 3,471,369
		$ 3,471,369
Industrial REITs — 0.6%
ProLogis, Inc.(2)	21,887	$ 2,893,024
		$ 2,893,024
Insurance — 2.0%
Allstate Corp.(2)	12,782	$ 2,650,220

Eaton Vance
Tax-Managed Buy-Write Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
Cincinnati Financial Corp.(2)	15,813	$ 2,488,176
Marsh & McLennan Cos., Inc.(2)	14,405	2,498,547
Principal Financial Group, Inc.(2)	5,042	454,335
Travelers Cos., Inc.(2)	3,902	1,138,135
		$ 9,229,413
Interactive Media & Services — 8.1%
Alphabet, Inc., Class A(2)	52,781	$ 15,177,704
Alphabet, Inc., Class C(2)	40,572	11,638,484
Meta Platforms, Inc., Class A(2)	18,873	10,797,810
		$ 37,613,998
IT Services — 0.5%
VeriSign, Inc.(2)	9,229	$ 2,292,114
		$ 2,292,114
Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.(2)	6,970	$ 3,425,964
		$ 3,425,964
Machinery — 1.4%
Caterpillar, Inc.(2)	3,417	$ 2,420,808
Snap-on, Inc.(2)	6,380	2,317,343
Stanley Black & Decker, Inc.(2)	5,820	413,569
Westinghouse Air Brake Technologies Corp.(2)	4,982	1,245,052
		$ 6,396,772
Media — 0.2%
Trade Desk, Inc., Class A(1)	31,191	$ 707,724
Versant Media Group, Inc.(1)	2,821	104,433
		$ 812,157
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.(2)	22,435	$ 1,318,729
		$ 1,318,729
Multi-Utilities — 2.1%
CenterPoint Energy, Inc.(2)	15,255	$ 658,406
CMS Energy Corp.(2)	34,055	2,641,987
DTE Energy Co.(2)	10,342	1,512,207
NiSource, Inc.(2)	49,999	2,332,953
Public Service Enterprise Group, Inc.(2)	29,851	2,416,439
		$ 9,561,992
Security	Shares	Value
Oil, Gas & Consumable Fuels — 4.2%
Chevron Corp.(2)	17,964	$ 3,716,752
Diamondback Energy, Inc.(2)	14,390	2,846,198
DT Midstream, Inc.(2)	5,171	696,379
EOG Resources, Inc.(2)	14,121	2,041,473
Exxon Mobil Corp.(2)	18,547	3,146,684
Marathon Petroleum Corp.(2)	16,374	3,998,203
Phillips 66(2)	16,658	3,034,754
		$ 19,480,443
Passenger Airlines — 0.3%
Southwest Airlines Co.(2)	34,880	$ 1,310,442
		$ 1,310,442
Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co.(2)	32,959	$ 1,998,963
Eli Lilly & Co.(2)	4,018	3,695,636
Johnson & Johnson(2)	22,195	5,425,346
Merck & Co., Inc.(2)	29,137	3,504,890
		$ 14,624,835
Professional Services — 0.1%
Robert Half, Inc.(2)	13,637	$ 346,380
		$ 346,380
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(1)(2)	8,158	$ 1,105,083
		$ 1,105,083
Residential REITs — 0.3%
AvalonBay Communities, Inc.(2)	7,646	$ 1,248,974
		$ 1,248,974
Retail REITs — 0.6%
Simon Property Group, Inc.(2)	15,882	$ 2,962,469
		$ 2,962,469
Semiconductors & Semiconductor Equipment — 15.4%
Advanced Micro Devices, Inc.(1)(2)	18,576	$ 3,778,916
Analog Devices, Inc.(2)	12,535	3,987,885
Applied Materials, Inc.(2)	14,563	4,977,488
Broadcom, Inc.(2)	44,847	13,880,595
First Solar, Inc.(1)	1,732	341,654
Micron Technology, Inc.(2)	8,138	2,749,342
NVIDIA Corp.(2)	213,601	37,252,014

Eaton Vance
Tax-Managed Buy-Write Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc.(2)	8,803	$ 1,133,650
Teradyne, Inc.(2)	10,460	3,100,972
		$ 71,202,516
Software — 7.6%
AppLovin Corp., Class A(1)(2)	3,458	$ 1,376,284
Crowdstrike Holdings, Inc., Class A(1)(2)	1,563	610,211
Microsoft Corp.(2)	65,782	24,350,523
Oracle Corp.(2)	18,919	2,783,174
Palantir Technologies, Inc., Class A(1)(2)	33,344	4,877,560
Palo Alto Networks, Inc.(1)	1,161	186,132
Salesforce, Inc.(2)	5,963	1,113,113
		$ 35,296,997
Specialized REITs — 0.0%†
Millrose Properties, Inc.	7,211	$ 201,908
		$ 201,908
Specialty Retail — 1.1%
Home Depot, Inc.(2)	14,054	$ 4,622,220
Williams-Sonoma, Inc.	2,338	426,288
		$ 5,048,508
Technology Hardware, Storage & Peripherals — 7.8%
Apple, Inc.(2)	130,348	$ 33,081,019
Sandisk Corp.(1)(2)	1,891	1,201,428
Western Digital Corp.(2)	5,980	1,617,530
		$ 35,899,977
Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B(2)	36,443	$ 1,924,919
		$ 1,924,919
Tobacco — 0.9%
Philip Morris International, Inc.(2)	24,209	$ 4,002,716
		$ 4,002,716
Security	Shares	Value
Trading Companies & Distributors — 0.5%
Fastenal Co.(2)	20,914	$ 970,410
United Rentals, Inc.(2)	1,547	1,127,082
		$ 2,097,492
Total Common Stocks (identified cost $79,616,787)		$463,725,888

Short-Term Investments — 0.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(3)	1,887,551	$ 1,887,551
Total Short-Term Investments (identified cost $1,887,551)		$ 1,887,551
Total Investments — 100.5% (identified cost $81,504,338)		$465,613,439
Total Written Call Options — (0.5)% (premiums received $5,941,819)		$ (2,173,238)
Other Assets, Less Liabilities — 0.0%†		$ (351,460)
Net Assets — 100.0%		$463,088,741
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	Security (or a portion thereof) has been pledged as collateral for written options.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2026.

Written Call Options (Exchange-Traded) — (0.5)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	56	$36,559,712	$6,975	4/1/26	$ (168)
S&P 500 Index	56	36,559,712	6,860	4/2/26	(840)
S&P 500 Index	56	36,559,712	6,800	4/6/26	(2,520)
S&P 500 Index	56	36,559,712	6,910	4/8/26	(840)

Eaton Vance
Tax-Managed Buy-Write Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) (continued)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	56	$36,559,712	$6,850	4/10/26	$ (11,312)
S&P 500 Index	56	36,559,712	6,840	4/13/26	(24,080)
S&P 500 Index	57	37,212,564	6,800	4/15/26	(61,275)
S&P 500 Index	57	37,212,564	6,700	4/17/26	(247,950)
S&P 500 Index	56	36,559,712	6,750	4/20/26	(169,960)
S&P 500 Index	56	36,559,712	6,750	4/22/26	(208,488)
S&P 500 Index	57	37,212,564	6,600	4/24/26	(620,730)
S&P 500 Index	57	37,212,564	6,550	4/27/26	(825,075)
Total					$(2,173,238)
Abbreviations:
REITs	– Real Estate Investment Trusts
At March 31, 2026, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.
Affiliated Investments
At March 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,887,551, which represents 0.4% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$900,422	$16,643,665	$(15,656,536)	$ —	$ —	$1,887,551	$21,899	1,887,551
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Tax-Managed Buy-Write Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

At March 31, 2026, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$463,725,888*	$ —	$ —	$463,725,888
Short-Term Investments	1,887,551	—	—	1,887,551
Total Investments	$465,613,439	$ —	$ —	$465,613,439
Liability Description
Written Call Options	$ (2,173,238)	$ —	$ —	$ (2,173,238)
Total	$ (2,173,238)	$ —	$ —	$ (2,173,238)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.